Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Movements
Opening balance	$ 10	$ 36
Recognised in the income statements	3	(277)
Recognised in other comprehensive income	5	18
Set-off of deferred tax assets and deferred tax liabilities		233
Closing balance	18	10
Parent Entity
Movements
Recognised in the income statements	45	(61)
Recognised in other comprehensive income	(4)	25
Set-off of deferred tax assets and deferred tax liabilities	(38)	$ 36
Closing balance	$ 3